Business Acquisition - Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands		3 Months Ended
	Feb. 08, 2022	Mar. 31, 2022
Business Combinations [Abstract]
Current assets		$ 150
Intangible asset—acquired technology		4,800
Deferred tax assets		314
Total assets acquired		5,264
Current liabilities		132
Total liabilities assumed		132
Net assets acquired		5,132
Goodwill		27,368
Total purchase price	$ 32,300	$ 32,500